NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Lease liabilities, beginning balance	€ 3,455
Increase without cash impact	17
Repayment	(414)	€ (907)
Decrease without cash impact	(127)
FX rate impact	(1)
Capitalized interests	0
Reclassification	0
Lease liabilities, ending balance	3,387
Pherecydes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Lease obligations	€ (456)